Income Taxes - Aggregate Amount and Per Share Effect of the Tax Holiday (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Income Taxes
Aggregate	¥ 25,146	$ 3,612	¥ 10,106	¥ 6,367
Per share effect-basic | (per share)	¥ 0.82	$ 0.12	¥ 0.35	¥ 0.23
Per share effect-diluted | (per share)	¥ 0.81	$ 0.12	¥ 0.33	¥ 0.21